SEGMENT INFORMATION (TABLES)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Schedule of selected revenue and expense information for each operating segment

        The following tables summarize the selected revenue and expenses information for each reportable segment for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31, 2010 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	482,371	17,011	24,381	7,066	-	530,829
Commissions and other agent-related costs	(307,153)	(759)	(6,550)	(4,410)	-	(318,872)
Operating costs	(187,298)	(7,260)	(1,827)	(3,106)	(179)	(199,670)
Selling, general and administrative expenses	(80,560)	(13,446)	(9,759)	(5,067)	(67,439)	(176,271)
(Loss) income from operations	(92,640)	(4,454)	6,245	(5,517)	(67,618)	(163,984)
Net (loss) income	(83,952)	(5,597)	5,026	(5,517)	(73,660)	(163,700)

	Year ended December 31, 2011 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	513,375	23,546	22,903	44,735	-	604,559
Commissions and other agent-related costs	(394,865)	(1,490)	(6,786)	(25,779)	-	(428,920)
Operating costs	(271,562)	(8,873)	(1,672)	(14,352)	(193)	(296,652)
Selling, general and administrative expenses	(107,843)	(15,492)	(10,696)	(17,052)	(67,027)	(218,110)
Goodwill impairment	(4,374)	-	-	(26,240)	-	(30,614)
Net change in fair value	-	-	-	25,716	-	25,716
(Loss) income from operations	(265,269)	(2,309)	3,749	(12,972)	(67,220)	(344,021)
Net (loss) income	(264,722)	(2,311)	3,620	(12,972)	(64,025)	(340,410)

	Year ended December 31, 2012 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	623,927	13,405	25,686	85,115	-	748,133
Commissions and other agent-related costs	(394,089)	(1,221)	(6,981)	(52,991)	-	(455,282)
Operating costs	(156,460)	(6,125)	(1,432)	(11,313)	-	(175,330)
Selling, general and administrative expenses	(85,970)	(7,993)	(10,873)	(12,049)	(60,590)	(177,475)
Goodwill impairment	-	-	-	(10,755)		(10,755)
Net change in fair value	-	-	-	10,453	1,536	11,989
(Loss) income from operations	(12,592)	(1,934)	6,400	8,460	(59,054)	(58,720)
Net (loss) income	(6,405)	(1,930)	6,128	5,435	(53,312)	(50,084)